Offerings - Offering: 1	Nov. 12, 2024 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 2,517,783,467.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 385,472.65
Offering Note	(1) Title of each class of securities to which transaction applies: Common stock, par value $0.01 per share, (the "Common Stock") of Barnes Group Inc. ("Barnes"). (2) Aggregate number of securities to which transaction applies: As of the close of business on November 11, 2024, the maximum number of shares of Common Stock to which this transaction applies is estimated to be 54,335,330, which consists of (1) 51,987,134 shares of Common Stock entitled to receive the per share merger consideration of $47.50 per share cash payment (the "per share merger consideration") (including 794,970 shares of Common Stock underlying performance-based restricted stock unit awards (assuming maximum achievement and fulfillment of vesting conditions, as applicable) and 217,345 shares of Common Stock reserved for issuance under the Barnes Employee Stock Purchase Plan that are, in each case, expected to convert into shares of Common Stock prior to or as of the closing of the transaction); (2) 1,913,476 shares of Common Stock underlying in-the-money stock options that are vested or that will vest upon the closing of the transaction in accordance with their terms, which are entitled to receive the per share merger consideration minus any applicable exercise price; and (3) 434,720 shares of Common Stock underlying outstanding restricted stock units, which are entitled to receive the per share merger consideration. (3) Per unit price or other proposed maximum value of transaction computed pursuant to Rule 0-11 of the Securities Exchange Act of 1934, as amended (the "Exchange Act") (set forth the amount on which the filing fee is calculated and state how it was determined): Estimated solely for the purposes of calculating the filing fee, as of November 11, 2024, the proposed maximum aggregate value of transaction was calculated based on the sum of (1) the product of 51,987,134 shares of Common Stock and the per share merger consideration; (2) the product of 1,913,476 shares of Common Stock underlying in-the-money stock options that are vested or that vest upon the closing of the transaction in accordance with their terms and $14.50 (which is the difference between the per share merger consideration and the weighted average exercise price of such options of approximately $33.00); and (3) the product of 434,720 shares of Common Stock underlying outstanding restricted stock units and the per share merger consideration. (4) In accordance with Section 14(g) of the Securities Exchange Act of 1934, as amended, the filing fee was determined by multiplying the sum calculated in note (3) above by 0.00015310.